UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):  [ ] is a restatement.

                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:;

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York              November 14, 2005
-------------------          ------------------------        -----------------
(Signature)                  (City, State)                   (Date)


/s/ Henry Gooss              New York, New York              November 14, 2005
-----------------            -------------------------       -----------------
(Signature)                  (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------

Form 13F Information Table Entry Total:                   11
                                                    --------

Form 13F Information Table Value Total:              $79,354
                                                    -------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.    Form 13F File Number   Name
       ---    --------------------   ----

       1.     Not Known              Investor Trading AB
       2.     Not Known              Investor Growth Capital Limited
       3.     Not Known              Investor Group L.P.
       4.     Not Known              Investor Group Asia, L.P.

                                                        Investor AB
                                                          Form 13F
                                                Quarter ended September 30, 2005


                                            MARKET     SHARES OR
                     TITLE OF               VALUE      PRINCIPAL    SH/  PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
ISSUER               CLASS     CUSIP No     (X1000)    AMOUNT       PRN  CALL  DISCRETION   MANAGERS       SOLE      SHARED    NONE
------               --------  --------     -------    ---------    ---  ----  ----------   --------       ----      ------    ----

------------------------------------------------------------------------------------------------------------------------------------
AMKOR                 COM       031652100  $   5,494   1,260,000    SH          DEFINED        2, 4       1,260,000
TECHNOLOGY INC
------------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC        COM       054303102  $   1,253      46,400    SH          DEFINED           1          46,400
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS       COM       268648102  $   1,941     150,000    SH          DEFINED           1         150,000
------------------------------------------------------------------------------------------------------------------------------------
ISTA                  COM       45031X204  $  18,292   2,754,851    SH          DEFINED        2, 3       2,754,851
PHARMACEUTICALS INC   NEW
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC            COM       501577100  $  30,826     701,548    SH          DEFINED        2, 3         701,548
------------------------------------------------------------------------------------------------------------------------------------
LIFECELL CORP         COM       531927101  $   5,803     268,266    SH          DEFINED        2, 3         268,266
------------------------------------------------------------------------------------------------------------------------------------
NOVAMED INC DEL       COM       66986W108  $   2,497     100,000    SH          DEFINED           1         100,000
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC            COM       717081103  $   1,373      55,000    SH          DEFINED           1          55,000
------------------------------------------------------------------------------------------------------------------------------------
SANTARUS INC          COM       802817304  $   8,529   1,373,352    SH          DEFINED        2, 3       1,373,352
------------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC        ORG       G90078109  $     987      16,100    SH          DEFINED           1          16,100
------------------------------------------------------------------------------------------------------------------------------------
WYETH                 COM       983024100  $   2,360      51,000    SH          DEFINED           1          51,000
------------------------------------------------------------------------------------------------------------------------------------
       ---------------------------------------------
       Total Market Value (in thousands):  $  79,354
       ---------------------------------------------
